As filed with the Securities and Exchange Commission on June 4, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22860

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600

Colin Bettison, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – March 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Pine Grove Alternative Institutional Fund
Statement of Assets and Liabilities
As of March 31, 2020

ASSETS

Cash	$769,190
Receivable from investments sold	556,666
Expense reimbursement from Adviser	63,037
Total Assets	1,388,893

LIABILITIES

Accrued Liabilities:
Fund services fees	15,577
Professional fees	51,857
Other expenses	11,173
Total Liabilities	78,607

NET ASSETS	$1,310,286

COMPONENTS OF NET ASSETS
Paid-in capital	$6,603,659
Distributable earnings	(5,293,373)
NET ASSETS	$1,310,286

NET ASSETS
Class I Shares	$1,192,767
Class A Shares	$117,519

SHARES OUTSTANDING (200,000 total Fund shares authorized, $0.001 par value)
Class I Shares	1,222.43
Class A Shares	120.90

NET ASSET VALUE PER SHARE
Class I Shares	$975.73
Class A Shares	$972.03

See Accompanying Notes to Financial Statements. 1

Pine Grove Alternative Institutional Fund
Statement of Operations
Year Ended March 31, 2020

Investment Income
Dividends	$36,837
Total investment income	36,837

Expenses
Management fees	22,522
Fund services fees	95,089
Trustees’ fees and expenses	89,878
Professional fees	121,899
Custodian fees	909
Shareholder servicing fees – Class A Shares	2,538
Total expenses	332,835
Fees waived and expenses reimbursed by Investment Adviser (Note 4)	(315,282)
Net Expenses	17,553

NET INVESTMENT INCOME	19,284

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	592,089
Net change in unrealized depreciation on investments	(589,616)
Net realized and unrealized gain on investments	2,473

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,757

See Accompanying Notes to Financial Statements. 2

Pine Grove Alternative Institutional Fund
Statements of Changes in Net Assets

	Year Ended March 31, 2020	Year Ended March 31, 2019
OPERATIONS
Net investment income (loss)	$19,284	$(382,887)
Net realized gain on investments	592,089	4,889,033
Net change in unrealized appreciation (depreciation) on investments	(589,616)	(3,436,257)
Net increase in net assets resulting from operations	21,757	1,069,889
DISTRIBUTIONS TO SHAREHOLDERS
Class I Shares	-	(1,401,925)
Class A Shares	-	(98,075)
Decrease in net assets resulting from distributions to shareholders	-	(1,500,000)
CAPITAL SHARE TRANSACTIONS
Class I Shares
Sale of shares	-	50,000
Repurchase of shares	-	(1,650,351)
Liquidation of shares	(7,925,164)	(39,318,001)
Class A Shares
Sale of shares	-	100,000
Repurchase of shares	-	(257,545)
Liquidation of shares	(780,865)	(3,886,631)
Decrease in net assets resulting from capital share transactions	(8,706,029)	(44,962,528)
Decrease in net assets	(8,684,272)	(45,392,639)
NET ASSETS
Beginning of year	9,994,558	55,387,197
End of year	$1,310,286	$9,994,558
SHARE TRANSACTIONS
Class I Shares
Beginning of year	9,403.33	51,844.69
Sale of shares	-	51.42
Repurchase of shares	-	(1,664.61)
Liquidation of shares	(8,180.90)	(40,828.17)
End of year	1,222.43	9,403.33
Class A Shares
Beginning of year	930.01	5,127.95
Sale of shares	-	101.52
Repurchase of shares	-	(261.45)
Liquidation of shares	(809.11)	(4,038.01)
End of year	120.90	930.01

See Accompanying Notes to Financial Statements. 3

Pine Grove Alternative Institutional Fund
Statement of Cash Flows
Year Ended March 31, 2020

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$21,757
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	(16,341,456)
Proceeds from sale of investments	28,568,496
Net realized gain on sale of investments	(592,089)
Net change in unrealized appreciation on investments	589,616
Change in operating assets and liabilities:
Receivable from investments sold	11,421,041
Dividends receivable	13,509
Expense reimbursement from Adviser	(49,440)
Fund services fees payable	8,277
Professional fees payable	19,686
Shareholder servicing fees payable	(4,626)
Printing fees payable	(10,811)
Other expenses payable	(7,037)
Net Cash Provided By Operating Activities	23,636,923

Cash Flows From Financing Activities
Liquidation of shares	(23,697,920)
Net Cash Used In Financing Activities	(23,697,920)

Net Decrease in Cash	(60,997)

Cash - Beginning of Year	830,187

Cash - End of Year	$769,190

See Accompanying Notes to Financial Statements. 4

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each year.

	Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2016
CLASS I SHARES
NET ASSET VALUE, Beginning of Year	$ 967.30		$ 972.34		$ 971.93		$ 929.32		$1,007.48
INVESTMENT OPERATIONS
Net investment income (loss) (a)	5.03		(7.42)		(15.16)		(14.71)		(14.88)
Net realized and unrealized gain (loss)	3.40		33.39		61.73		89.60		(60.54)
Total from investment operations	8.43		25.97		46.57		74.89		(75.42)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-		(31.01)		(46.16)		(32.28)		(2.74)
NET ASSET VALUE, End of Year	$ 975.73		$ 967.30		$ 972.34		$ 971.93		$ 929.32

TOTAL RETURN	0.87%		2.72%		4.84%		8.11%		(7.49)%

RATIOS/ SUPPLEMENTARY DATA
Net Assets at End of Year (000's omitted)	$ 1,193		$ 9,096		$50,410		$ 54,508		$ 70,288
Ratios to Average Net Assets:
Net investment income (loss) (b)	0.52%		(0.76)%		(1.54)%		(1.54)%		(1.53)%
Net expense (b)(c)	0.36	%(d)	0.98	%(d)	1.55%		1.54%		1.53	%(e)
Gross expense (b)(c)	7.86	%(f)	1.83	%(f)	1.77	%(f)	1.69	%(f)	1.53%
PORTFOLIO TURNOVER RATE	0%		5%		46%		39%		50%

(a)	Calculated based on average shares outstanding during each year.
(b)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(c)	Includes interest expense of 0.00%, 0.02%, 0.02%, 0.04% and 0.03%, respectively.
(d)	Includes fees waived and expenses reimbursed by Investment Adviser of (7.50)% and (0.85)%, respectively (Note 4).
(e)	Includes expense reimbursements recouped by Investment Adviser of 0.04% (Note 4).
(f)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 5

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		October 1, 2016 (a) through March 31, 2017
CLASS A SHARES
NET ASSET VALUE, Beginning of Period	$ 966.38		$ 970.51		$ 969.90		$ 965.12
INVESTMENT OPERATIONS
Net investment loss (b)	(1.47)		(15.39)		(23.27)		(11.43)
Net realized and unrealized gain	7.12		33.19		61.55		46.48
Total from investment operations	5.65		17.80		38.28		35.05
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-		(21.93)		(37.67)		(30.27)
NET ASSET VALUE, End of Period	$ 972.03		$ 966.38		$ 970.51		$ 969.90
TOTAL RETURN	0.59%		1.87%		3.98%		3.67	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 117		$ 899		$4,977		$5,076
Ratios to Average Net Assets:
Net investment loss (d)	(0.15)%		(1.57)%		(2.37)%		(2.36)	%(e)
Net expense (d)(f)	1.03	%(g)	1.80	%(g)	2.38%		2.37	%(e)
Gross expense (d)(f)	8.54	%(h)	2.67	%(h)	2.61	%(h)	2.61	%(e)(h)
PORTFOLIO TURNOVER RATE	0%		5%		46%		39	%(c)

(a)	Commencement of operations. The beginning net asset value of Class A Shares was based on the closing net asset value of the shares exchanged as outlined in Note 1.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense of 0.00%, 0.02%, 0.02% and 0.04%, respectively.
(g)	Includes fees waived and expenses reimbursed by Investment Adviser of (7.51)% and (0.85)%, respectively (Note 4).
(h)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

 See Accompanying Notes to Financial Statements. 6

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2020

Note 1. Organization
Pine Grove Alternative Institutional Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013. Prior to being closed to subscriptions and beginning the process of liquidation (as discussed below), the Fund offered on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share of Class I Shares and Class A Shares (collectively, “Fund Shares”). Class A Shares are subject to a sales load of up to 3% of the investor’s subscription. The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the “Partnership”). Class A Shares commenced operations on October 1, 2016. On May 11, 2016 the Board of Trustees of Pine Grove Alternative Fund approved a plan of liquidation and dissolution (the “Plan”). Pursuant to the Plan, Pine Grove Alternative Fund’s Class I Shares were exchanged for an equivalent value of Class A Shares (the “Exchange”) of the Fund on October 1, 2016.
The investment adviser of the Fund is FRM Investment Management (USA) LLC (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund supervises the conduct of the Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Fund’s day-to-day investment activities.
On July 30, 2018, the Fund’s Board, upon the recommendation of the Investment Adviser, and upon careful consideration, approved a proposal to liquidate the Fund pursuant to the terms of its plan of liquidation (the “Plan of Liquidation”). Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied, and the remaining proceeds will be distributed to the Fund’s shareholders.
The liquidation schedule is anticipated to be as follows:
Timing of Payments to Shareholders	Approximate Percentage of Net Asset Value
Q4 2018	Up to 10%
Q1 2019	Up to 45%
Q3 2019	Up to 40%
Q2 2020	Up to 5%

The Fund will be dissolved as soon as reasonably practicable following the liquidation. The Fund was closed to any subscriptions as of July 31, 2018 and will not make any further tender offers to repurchase Fund’s Class A or Class I Shares. Shareholders will not be required to submit any written tender documentation in connection with the liquidation. Following the closure of the Fund to subscriptions, the Investment Adviser will engage in business and activities for the purposes of winding down the Fund’s business affairs and transitioning its portfolio to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets. In preparing for the liquidation and the process of transitioning its portfolio, the Fund will no longer be pursuing its investment objective or be managed consistent with its investment strategies as stated in the Prospectus. This is likely to impact performance. Pending the Fund’s final distribution, the Fund may remain invested in certain Private Investment Funds, which means that certain of the Fund’s assets will still be exposed to the risks of the Fund’s investment program. In addition, the liquidation may result in various federal, state, local and/or foreign tax consequences for shareholders of the Fund. Shareholders should consult with their respective tax advisers for information regarding all tax consequences of their investment in the Fund.
Dates and amounts set forth in the Plan of Liquidation, including those in the liquidation schedule above, may be changed without notice to shareholders, at the discretion of the Board or the Fund’s officers.
Upon the distribution of all of the Fund’s assets, the Fund intends promptly to deregister under the Investment Company Act of 1940, as amended, and dissolve under Delaware law.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2020

Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – The valuation of the Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”).  The value of the Fund’s net assets is determined as of the close of the Fund’s business at the end of each month. The Board has approved procedures pursuant to which the Fund values its investments in private investment funds (commonly referred to as hedge funds) (“Private Investment Funds”) at fair value, which ordinarily will be the value provided to the Fund by the Private Investment Funds’ administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Private Investment Fund in accordance with the Private Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. Because most Private Investment Funds’ administrators or investment managers will provide the Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that a Private Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Private Investment Fund based on the most recent final or estimated value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.
The Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Fund’s investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as “Net change in unrealized appreciation of investments.”  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).
Relevant authoritative guidance permits the Fund, as a practical expedient, to measure the fair value of its total investments on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Fund’s reporting date.  The fair value of the Fund’s Private Investment Funds is based on the information provided by such Private Investment Funds’ management, which reflects the Fund’s share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Fund’s investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using other suitable sources. As of March 31, 2020, the Fund had no such investments.
For investments other than Private Investment Funds and Mutual Funds for which the practical expedient is used for valuation, the Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2020

the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
As of March 31, 2020, the Fund had no investments.
There were no transfers in or out of Level 3 for the year ended March 31, 2020.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.
The net realized gain or losses from investments in Private Investment Funds are recorded when the Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.
Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Fund will be reinvested in additional shares of the Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund’s tax year is October 31, 2019. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.
The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2020 that would require recognition, de-recognition or disclosure.  The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Fund is subject to income tax examinations by taxing authorities for the period since its inception.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2020

that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Risks
An investment in the Fund should be considered a speculative investment that entails a high degree of risk. It is possible that an investor may lose some or all of its investment and that the Fund may not achieve its investment objective. The Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.
The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.
The Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in a Private Investment Fund promptly after it has made a decision to do so. This may result in a loss to the Fund and adversely affect its investment return. The Fund's inability to withdraw an investment in a Private Investment Fund may also prevent the Fund from making an offer to repurchase shares. Fund shareholders do not have the right to require the Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion.
The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.
Note 4. Management Fees and Other Expenses
Management Fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Fund’s month-end net asset value. Effective August 1, 2018, the Investment Adviser agreed to waive its management fee for the duration of the liquidation process until the Fund is dissolved under Delaware law. For the year ended March 31, 2020, the Investment Adviser waived management fees totaling $22,522.
Shareholder Servicing Fees – The Fund pays Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex Group Ltd. (d/b/a Apex Fund Services) (“Apex”) and Apex pays each broker-dealer that is a member of the Financial Industry Regulatory Authority (“FINRA”) that has entered into a shareholder servicing agreement with Apex (collectively, “Service Agents”), a monthly shareholder servicing fee of 0.070833% (0.85% on an annualized basis) of the net asset value of the outstanding shares attributable to the clients of the Service Agents who are invested in the Class A Shares through the Service Agents. The shareholder servicing fees expense for the year ended March 31, 2020 was $2,538.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2020

Expenses Reimbursed by Investment Adviser –The Investment Adviser has agreed to waive and/or reimburse the Fund’s other expenses (excluding extraordinary expenses, any shareholder servicing fees and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund’s other expenses at 0.60% through the liquidation process until the Fund is dissolved under Delaware law. For the year ended March 31, 2020, the Investment Adviser reimbursed expenses of $292,760.
For a period of five years subsequent to the Fund’s commencement of operations, or from the commencement of operations of each new share class of shares thereof, the Fund may repay the Investment Adviser for expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the expense reimbursement (2) is approved by the Board and (3) does not cause the net annual operating expenses of the Fund to exceed the expense cap in place at the time the fees were repaid. As of March 31, 2020, $828,259 is subject to recoupment by the Investment Adviser.
Custodian – J.P. Morgan Chase Bank, N.A. (the “Custodian”) serves as the Fund’s independent custodian of its investments in underlying private investment companies. The Fund is subject to credit risk to the extent any custodian with which it conducts business is unable to fulfill contractual obligations on its behalf. The Fund’s management monitors the financial condition of such custodians and does not anticipate any losses from the Custodian.
Administrator – Apex provides fund accounting, fund administration, and transfer agency services to the Fund. The Fund pays Apex a fee for its services (collectively, “Fund Services Fees”) as provided in the administrative agreement.
Trustees and Officers – The Fund pays the Trustees, who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”), each an annual retainer fee of $30,000 for service to the Fund. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as an Independent Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Fund is compensated by the Fund.
Note 5.  Security Transactions
The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the year ended March 31, 2020, were $0 and $4,642,195 respectively.
Note 6. Federal Income Tax
Distributions during the tax year as noted were characterized as follows:
Ordinary Income
October 31, 2019	$1,500,000
October 31, 2018	2,600,000

As of October 31, 2019, the components of distributable earnings were as follows:
Capital and other losses	$(5,293,375)
Total	$(5,293,375)

The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Accordingly the following permanent difference, primarily due to a taxable overdistribution, has been reclassified with the capital accounts during the tax year ended October 31, 2019. This reclassification has no effect on net assets.

Paid-in-Capital	Total Distributable Loss
$(250,057)	$250,057

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2020

As of October 31, 2019, the Fund has $2,666,240 of available short-term capital loss carryforwards and $2,627,135 of available long-term capital loss carryforwards that have no expiration date.
Note 7. Recent Accounting Pronouncements
In November 2016, the FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230), that requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This standard is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. This standard has been adopted for the year ended March 31, 2020 and has had no material effect on the financial statements.
Note 8. Subsequent Events
The Fund has evaluated all subsequent events through May 27, 2020, the date that these financial statements were issued. Subsequent to year end, the Fund received $556,666 from holdbacks related to investments sold and settled at March 31, 2020.
The Fund acknowledges the current outbreak of COVID-19 which is causing economic disruption in most countries and is actively monitoring developments closely. Given the nature of the outbreak and the on-going developments, there is a high degree of uncertainty and it is not possible at this time to predict the extent and nature of the overall future impact on the Fund. The Fund has concluded that the developments in the global financial markets after the year end did not provide evidence of conditions that existed at the end of the reporting period and have therefore assessed any impact they had as non-adjusting.

To the Shareholders and the Board of Trustees of Pine Grove Alternative Institutional Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Pine Grove Alternative Institutional Fund (the “Fund”) as of March 31, 2020, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2020, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments as of March 31, 2020, by correspondence with the Fund's custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2014.

Grand Cayman, Cayman Islands
May 27, 2020

Pine Grove Alternative Institutional Fund
Additional Information (Unaudited)
March 31, 2020

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30, 2019 is available, without charge and upon request by calling (855) 699-3103 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund Complex includes closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 699-3103.

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees:
Jonathan Morgan Born: 1963	Trustee	Since 2013	Principal, Sound Fund Advisors LLC, since 2011; Global Head of Research, Alternative Investments, UBP Asset Management, LLC (“UBP”), 2009 – 2011; Managing Director, Barclays Global Investors, 2005 – 2009.	1	None.
Boris Onefater Born: 1967	Trustee	Since 2013	Managing Partner and CEO, Constellation Advisers LLC, since 2008.	1	None. Formerly, served as Director to funds advised by Dreman Value Management, LLC.
Mattia Auriemma Born: 1973	Trustee	Since 2014	Fund Director/Principal, HighWater Limited, since 2012; Head of Operational Due Diligence/Senior Managing Director, UBP Asset Management, LLC, 2009 – 2012.	1	None.
(1)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Pine Grove Alternative Institutional Fund
Additional Information (Unaudited)
March 31, 2020

Name and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers who are Not Trustees:
Colin Bettison Born: 1979	President, Chief Executive Officer, Treasurer and Chief Financial Officer	Since 2018 (Treasurer and Chief Financial Officer) Since 2019 (President and Chief Executive Officer)	Head of Operations, Man Americas April 2015; Head of Middle Office Accounting, Man Group (2007- April 2015).
Zachary Tackett Born: 1988	Secretary	Since 2019	Counsel, Apex Fund Services since 2019;Counsel Atlantic Fund Services 2014 – 2019.
Lee M. Binks Born: 1973	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2016	Head of FRM Compliance, Deputy CCO Man Investments USA since 2014; Director Compliance, Barclays Capital 2008 – 2014.

Pine Grove Alternative Institutional Fund

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.theapexgroup.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses experience of its management, and other information.

218-ANR-0320

ITEM 2. CODE OF ETHICS.

(a)
As of the end of the period covered by the report to shareholders included in Item 1 of this Form N-CSR, Pine Grove Alternative Institutional Fund (the “Registrant”) has adopted a code of ethics, as defined in item 2(b) of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer, or persons performing similar functions (the “Code of Ethics”).

(c)	There were no amendments to the Registrant’s Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(d)	There were no waivers to the Registrant’s Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(e)	Not applicable.

(f) (1)  A copy of the Code of Ethics is filed under Item 13(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees (the “Board”) has determined that Boris Onefater, who meets the definition of an independent director as specified in Item 3(a)(2) of Form N-CSR, is an audit committee financial expert as that term is defined under Items 3(b) and 3(c) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for the fiscal years ended March 31, 2019 and March 31, 2020 (the “Reporting Periods”) to the Registrant for the Reporting Period for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $32,000 in 2019 and $32,000 in 2020.

(b) Audit-Related Fees - There were no fees billed to the Registrant in the Reporting Period for assurance and related services rendered by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed to the Registrant in the Reporting Period for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $11,000 in 2019 and $11,000 in 2020.

(d) All Other Fees - There were no other fees billed in the Reporting Period for products and services provided to the Registrant by the principal accountant, or services provided to the Registrant’s  investment adviser, other than the services reported above.

(e) (1) The audit committee of the Board (the “Audit Committee”) reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to the Registrant.  Pre-approval of “permissible non-audit services” to the Registrant is not required if: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of revenues paid by the Registrant to the Registrant’s principal accountant during the fiscal year in which such services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee, or its authorized delegates, prior to the completion of the audit.

In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to the Registrant’s investment adviser (other than a sub-adviser), or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides on-going services to the Registrant (“Affiliate”), by the Registrant’s principal accountant if the engagement relates directly to the operations and financial reporting of the Registrant.  Pre-approval by the Audit Committee of permissible non-audit services rendered to the Registrant’s investment adviser or an Affiliate is not required if the aggregate amount of all such services constitutes no more than 5% of the total amount of expenses paid by the Registrant, the Registrant’s investment adviser and its Affiliates to the Registrant’s principal accountant during the fiscal year in which the permissible non-audit services are provided.  The Audit Committee considers whether fees paid by the Registrant’s investment adviser or an Affiliate to the Registrant’s principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) During the fiscal years ending March 31, 2019 and March 31, 2020, non-audit fees (inclusive of tax fees) billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant for the Reporting period were $11,000 and $11,000, respectively.  During the fiscal years ending March 31, 2019 and March 31, 2020, non-audit fees billed by the Registrant’s principal accountant for non-audit services provided to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant  affiliated entities of the Registrant (including the Adviser) were $6,242,388 and $5,188,470, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that may be rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s proxy voting procedures are filed under Item 13(a)(4) hereto.  The Registrant delegates proxy voting decisions to its investment adviser.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Portfolio Manager and Business Experience.  As of the date of the filing of this report on Form N-CSR, the day-to-day management of the Registrant’s portfolios is the responsibility of the Portfolio Manager of the Adviser, Manish Keshive (the “Portfolio Manager”).  Mr. Keshive is an investment manager and the Head of Credit at FRM Investment Management (USA) LLC (“FRM”), based in New York.  Prior to assuming his current role, Mr. Keshive was an investment manager at Pine Grove Asset Management (now operating as Pine Grove Funds under the FRM business). Prior to this, Mr. Keshive was a Managing Director/Senior Portfolio Manager at Deutsche Bank in the DB Absolute Return Strategies Group where Manish was responsible for managing several relative value strategies within a multi-strategy hedge fund. Mr. Keshive holds a Bachelor of Technology (Chemical) degree from the Indian Institute of Technology at Delhi and a Master of Science (Chemical) degree, with a minor in Finance from MIT’s Sloan School of Management.

(a)(2)  Other Accounts Managed by the Portfolio Manager. The chart below shows the number of other accounts managed by the Portfolio Manager as of March 31, 2020.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Manish Keshive	None	$25,000,000	None
(a)(3) Compensation of the Portfolio Manager.  The compensation of the Portfolio Manager is comprised of a fixed annual salary and a discretionary annual bonus determined by the Adviser. Any amounts earned by the Portfolio Manager are payable by the Adviser and not by the Fund.
(a)(4)  Beneficial Ownership by Portfolio Manager.  As of March 31, 2020 the dollar range of equity securities in the Registrant beneficially owned by the Portfolio Manager had a value in the range of  $0 (no investments).

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Period	Date Each Plan or Program Was Announced	Total Number of Shares (or Units) Purchased	Dollar Amount (or Share or Unit Amount) Approved	Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	Expiration Date (if any) of Each Plan or Program	(a)(b) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2019 to April 30, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
May 1, 2019 to May 31, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
June 1, 2019 to June 30, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
July 1, 2019 to July 31, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
August 1, 2019 to August 31, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
September 1, 2019 to September 30, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
October 1, 2019 to October 31, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
November 1, 2019 to November 30, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
December 1, 2019 to December 31, 2019
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
January 1, 2020 to January 31, 2020
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
February 1, 2020 to February 29, 2020
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
March 1, 2020 to March 31, 2020
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
Total		-		N/A	-		-

a. b.
Each plan or program expired during the period covered by the table.
Each plan or program the Registrant has determined to terminate prior to expiration, or under which the Registrant does not intend to make further purchases – None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Registrant did not participate in securities lending activities during the fiscal year ended March 31, 2020.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3)  Not applicable.

(a)(4)  Proxy Voting Procedures of Registrant

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Pine Grove Alternative Institutional Fund

By	/s/ Colin Bettison
Colin Bettison, Chief Executive Officer

Date	6/4/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Colin Bettison
Colin Bettison, Chief Executive Officer and Chief Financial Officer

Date	6/4/20